Loans Receivable (Loan Balances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	$ 171,539	$ 157,235
Consumer	83	90
Total Loans	202,240	179,532
Allowance for loan losses	(967)	(1,200)
Net deferred loan origination fees and costs	189	464
Net loans	201,462	178,796
One-to-four-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	96,449	101,064
Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	21,220	14,283
Non-residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	43,361	30,674
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	398	309
Home equity and second mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	10,111	10,905
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial	$ 30,618	$ 22,207